UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02565

Voya Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
 (Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Portfolio

The schedules are not audited.

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 15.8%
7,750,000		Barton Capital LLC, 0.356%,due 04/04/16	$7,749,774	1.4
11,850,000		Barton Capital LLC, 0.489%,due 04/20/16	11,846,998	2.2
4,750,000		Barton Capital LLC, 0.612%,due 04/01/16	4,750,000	0.9
22,500,000		Concord Minutement Capital Co., 0.514%,due 04/04/16	22,499,057	4.2
21,250,000		Crown Point Capital Co., 0.510%,due 04/04/16	21,249,115	3.9
1,250,000		Crown Point Capital Co., 0.582%,due 04/08/16	1,249,861	0.2
700,000		Thunder Bay Funding LLC, 0.459%,due 04/15/16	699,878	0.1
15,750,000	#	Thunder Bay Funding LLC, 0.638%,due 05/12/16	15,750,000	2.9

		Total Asset Backed Commercial Paper
		(Cost $85,794,683)	85,794,683	15.8

Certificates of Deposit: 13.5%
20,800,000		Mitsubishi UFJ Trust and Banking NY, 0.480%,due 05/03/16	20,800,000	3.8
3,000,000		Norinchukin Bank NY, 0.500%,due 04/08/16	3,000,058	0.6
2,400,000		Norinchukin Bank NY, 0.510%,due 04/06/16	2,400,010	0.5
13,500,000		Royal Bank of Canada NY, 0.421%,due 04/04/16	13,500,000	2.5
21,450,000		Societe Generale NY, 0.470%,due 04/01/16	21,450,000	4.0
2,750,000		Sumitomo Mitsui Bank NY, 0.500%,due 04/05/16	2,750,006	0.5
1,300,000		Sumitomo Mitsui Bank NY, 0.700%,due 04/18/16	1,300,123	0.2
750,000		Sumitomo Mitsui Trust NY, 0.685%,due 04/22/16	750,111	0.1
7,250,000		Svenska Handelsbanken NY, 0.575%,due 04/04/16	7,250,057	1.3

		Total Certificates of Deposit
		(Cost $73,200,365)	73,200,365	13.5

Financial Company Commercial Paper: 12.2%
1,000,000		ABN Amro Funding USA LLC, 0.571%,due 04/25/16	999,626	0.2
15,000,000		American Honda Finance, 0.418%,due 04/25/16	14,995,900	2.8
14,500,000	#	Australia & New Zealand Banking Group, 0.455%,due 09/19/16	14,500,000	2.7
250,000		Bank of Tokyo-Mitsubishi UFJ NY, 0.459%,due 04/19/16	249,944	0.0
1,000,000		Bank of Tokyo-Mitsubishi UFJ NY, 0.479%,due 04/20/16	999,752	0.2
2,400,000		Credit Suisse New York, 0.490%,due 04/04/16	2,399,904	0.4
13,500,000		Nordea Bank AB, 0.561%,due 04/04/16	13,499,381	2.5
18,600,000		Sumitomo Mitsui Trust NY, 0.433%,due 04/29/16	18,593,852	3.4

		Total Financial Company Commercial Paper
		(Cost $66,238,359)	66,238,359	12.2

Government Agency Debt: 14.2%
1,500,000		Federal Farm Credit Discount Notes, 0.650%,due 02/03/17	1,491,787	0.3
26,000,000		Federal Home Loan Bank Discount Notes, 0.270%,due 05/25/16	25,989,467	4.8
3,600,000		Federal Home Loan Bank Discount Notes, 0.320%,due 04/27/16	3,599,142	0.7
27,000,000		Federal Home Loan Bank Discount Notes, 0.330%,due 04/20/16	26,995,126	5.0
8,250,000		Federal Home Loan Bank Discount Notes, 0.330%,due 04/22/16	8,248,364	1.5
1,750,000		Federal Home Loan Bank Discount Notes, 0.350%,due 05/04/16	1,749,439	0.3
1,750,000		Federal Home Loan Bank Discount Notes, 0.350%,due 05/03/16	1,749,448	0.3
7,250,000		Federal Home Loan Bank Discount Notes, 0.630%,due 12/05/16	7,219,034	1.3

		Total Government Agency Debt
		(Cost $77,041,807)	77,041,807	14.2

Investment Companies: 9.3%
25,500,000		BlackRock Liquidity Funds, TempCash, Institutional, 0.358%,due 04/01/16	25,500,000	4.7
24,981,000		BlackRock Liquidity Funds, TempFund, Institutional, 0.408%,due 04/01/16	24,981,000	4.6

		Total Investment Companies
		(Cost $50,481,000)	50,481,000	9.3

Other Commercial Paper: 8.6%
8,500,000		Cargill Global Fund PLC, 0.367%,due 04/12/16	8,499,065	1.6
13,750,000		Cargill Global Fund PLC, 0.402%,due 04/06/16	13,749,236	2.5
1,000,000		Exxon Mobil Corp., 0.408%,due 04/12/16	999,878	0.2
937,000		KFW, 0.357%,due 04/04/16	936,973	0.2

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Other Commercial Paper: (continued)
22,250,000		KFW, 0.541%,due 04/28/16	$22,241,155	4.1

		Total Other Commercial Paper
		(Cost $46,426,307)	46,426,307	8.6

Other Note: 9.2%
11,600,000		JPMorgan Chase Bank NA, 0.480%,due 09/22/16	11,600,074	2.1
1,000,000		Royal Bank of Canada, 2.875%,due 04/19/16	1,001,093	0.2
12,000,000	#	Svenska Handelsbanken AB, 0.484%,due 09/02/16	12,000,000	2.2
8,500,000		Toyota Motor Credit Corp., 0.302%,due 06/13/16	8,500,000	1.6
16,750,000		Wells Fargo Bank NA, 0.499%,due 09/21/16	16,750,000	3.1

		Total Other Note
		(Cost $49,851,167)	49,851,167	9.2

Treasury Debt: 3.5%
19,015,000		United States Treasury Bill, 0.173%,due 04/28/16	19,012,576	3.5

		Total Treasury Debt
		(Cost $19,012,576)	19,012,576	3.5

Treasury Repurchase Agreement: 3.1%
16,523,000		Deutsche Bank Repurchase Agreement dated 03/31/2016, 0.30%, due 4/01/16, $16,523,510 to be received upon repurchase (Collateralized by $16,957,800, US Treasury Obligation, 0.00%, Market Value plus accrued interest $16,853,510 due 3/30/2017)	16,523,000	3.1

		Total Treasury Repurchase Agreement
		(Cost $16,523,000)	16,523,000	3.1

		Total Investments in Securities (Cost $484,569,264)	$484,569,264	89.4
		Assets in Excess of Other Liabilities	57,195,667	10.6
		Net Assets	$541,764,931	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2016
Asset Table
Investments, at fair value
Certificates of Deposit	$–	$73,200,365	$–	$73,200,365
Other Note	–	49,851,167	–	49,851,167
Treasury Repurchase Agreement	–	16,523,000	–	16,523,000
Treasury Debt	–	19,012,576	–	19,012,576
Government Agency Debt	–	77,041,807	–	77,041,807
Asset Backed Commercial Paper	–	85,794,683	–	85,794,683
Financial Company Commercial Paper	–	66,238,359	–	66,238,359
Other Commercial Paper	–	46,426,307	–	46,426,307
Investment Companies	50,481,000	–	–	50,481,000
Total Investments, at fair value	$50,481,000	$434,088,264	$–	$484,569,264

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Money Market Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	May 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2016